Interim Consolidated Statement of Financial Position - EUR (€) € in Thousands		Jun. 30, 2019		Dec. 31, 2018
Statement of financial position [abstract]
NON-CURRENT ASSETS		€ 45,883	[1]	€ 42,607
Intangible assets		36,087	[1]	36,164
Property, Plant and Equipment		5,525	[1]	3,014
Non-current Trade and Other receivables		2,415	[1]	1,743
Other non-current assets		1,856	[1]	1,687
CURRENT ASSETS		35,475	[1]	51,692
Trade and Other Receivables		398	[1]	367
Other current assets		1,408	[1]	1,585
Short-term investments		0	[1]	9,197
Cash and cash equivalents	[1]	33,668		40,542
TOTAL ASSETS		81,358	[1]	94,299
EQUITY	[1]	40,919		55,589
Share Capital		41,553	[1]	41,553
Share premium		33,862	[1]	206,149
Other reserves		26,960	[1]	25,667
Accumulated deficit		(61,456)	[1]	(217,778)
NON-CURRENT LIABILITIES		31,524	[1]	29,063
Bank loans		91	[1]	229
Lease liabilities		3,399	[1]	652
Recoverable Cash advances (RCA's)		3,122	[1]	2,864
Contingent consideration payable and other financial liabilities		24,781	[1]	25,187
Post-employment benefits		131	[1]	131
CURRENT LIABILITIES		8,916	[1]	9,647
Bank loans		277	[1]	281
Lease liabilities		1,167	[1]	484
Recoverable Cash advances (RCA's)		344	[1]	276
Trade payables		5,439	[1]	5,916
Other current liabilities		1,690	[1]	2,690
TOTAL EQUITY AND LIABILITIES		€ 81,358	[1]	€ 94,299

[1]	The interim condensed financial statements are unaudited financial statements